Exhibit 99.1

SCF Realty Capital Master Trust
Net-Lease Mortgage Notes, Series 2017-1
Owned Property and Lease Agreed-Upon Procedures

Report To:
SCF Realty Capital LLC
SCF RC Funding I LLC
SCF RC Funding II LLC
SCF RC Funding III LLC

21 June 2017

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

SCF Realty Capital LLC
SCF RC Funding I LLC
SCF RC Funding II LLC
SCF RC Funding III LLC
47 Hulfish Street, Suite 210
Princeton, New Jersey 08542

Re:	SCF RC Funding I LLC, SCF RC Funding II LLC and SCF RC Funding III LLC (the “Issuers”)
Net-Lease Mortgage Notes, Series 2017-1 (the “Notes”)
Owned Property and Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the Issuers, SCF Realty Capital LLC (the “Property Manager”), Guggenheim Securities, LLC (“Guggenheim”) and Credit Suisse Securities (USA) LLC (“Credit Suisse,” together with the Issuers, Property Manager and Guggenheim, the “Specified Parties”), solely to assist the Issuers in evaluating the accuracy of certain information with respect to a pool consisting primarily of (i) fee titles to, and leasehold interests in ground leases on, commercial real estate properties (the “Owned Properties”) and (ii) each of the leases with respect to such Owned Properties and all payments required thereunder (the “Leases,” together with the Owned Properties, the “Collateral Pool”) that will secure the Notes. This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Property Manager, on behalf of the Issuers, provided us with:
a.	Electronic data files:
i.
Labeled “Data Tape 2016.10.20 1230pm (Incorporating EY Exceptions)V2.xlsx” (the “2016-1 Data File”) that the Property Manager, on behalf of the Issuers, indicated contains information relating to certain Owned Properties and Leases acquired by SCF RC Funding I LLC and SCF RC Funding II LLC on or before 7 December 2016 (the “Related Series Owned Properties and Leases”) as of 30 September 2016 (the “2016-1 Cut-off Date”) (or with respect to certain appraisal information, as of 12 October 2016),

ii.
Labeled “Data Tape 2017.05.05 E&Y.xlsx” (the “Initial Preliminary Data File”) that the Property Manager, on behalf of the Issuers, indicated contains information relating to certain fee titles to, and leasehold interests in ground leases on, commercial real estate properties (the “Preliminary Owned Properties”) and each of the leases with respect to such Preliminary Owned Properties and all payments required thereunder (the “Preliminary Leases”) as of 2 May 2017 (the “Statistical Cut-off Date”),

iii.
Labeled “Data Tape 2017.05.16 E&Y.xlsx” (the “Preliminary Data File Part A”) that the Property Manager, on behalf of the Issuers, indicated contains information relating to certain Preliminary Owned Properties and Preliminary Leases as of the Statistical Cut‑off Date,

iv.
Labeled “Data Tape 2017.05.31 Addl Sites FINAL.xlsx” (the “Preliminary Data File Part B”) that the Property Manager, on behalf of the Issuers, indicated contains information relating to certain Preliminary Owned Properties and Preliminary Leases as of the Statistical Cut-off Date,

v.
Labeled “Data Tape Appraised Values.xlsx” (the “Appraisal Update Data File Part A”) that the Property Manager, on behalf of the Issuers, indicated contains information relating to the appraisal date, appraisal value, appraisal land value and collateral value characteristics (the “Appraisal Characteristics”) for certain 2017-1 Owned Properties and Leases (as defined in Attachment A) as of 1 June 2017 (the “Appraisal Cut-off Date”),

vi.
Labeled “Data Tape Appraised Values V2.xlsx” (the “Appraisal Update Data File Part B,” together with the Appraisal Update Data File Part A, the “Appraisal Update Data Files”) that the Property Manager, on behalf of the Issuers, indicated contains information relating to the Appraisal Characteristics for certain 2017-1 Owned Properties and Leases as of the Appraisal Cut-off Date,

vii.
Labeled “Data Tape Appraised Values V3.xlsx” (the “Reappraisal Update Data File”) that the Property Manager, on behalf of the Issuers, indicated contains information relating to the Appraisal Characteristics for the Reappraised Owned Properties and Leases (as defined herein) as of the Appraisal Cut-off Date and

viii.
Labeled “Final Data Tape V2.xlsx,” (the “Statistical Data File,” together with the 2016-1 Data File, Initial Preliminary Data File, Preliminary Data File Part A, Preliminary Data File Part B, Appraisal Update Data Files and Reappraisal Update Data File, the “Provided Data Files”) that the Property Manager, on behalf of the Issuers, indicated contains information relating to the Owned Properties and Leases as of the Statistical Cut-off Date (or with respect to certain appraisal information, as of the Appraisal Cut-off Date),

b.
A schedule (the “Reappraised Properties Schedule”) that the Property Manager, on behalf of the Issuers, indicated contains a list of property IDs (each, a “Property ID”) relating to certain Remaining Related Series Owned Properties and Leases (as defined in Attachment A) that were reappraised (the “Reappraised Owned Properties and Leases”) as of the Appraisal Cut‑off Date,

c.
A schedule (the “Expired Leases Schedule”) that the Property Manager, on behalf of the Issuers, indicated contains a list of Property IDs relating to certain Remaining Related Series Owned Properties and Leases that have expired leases as of the Statistical Cut-off Date,

d.	Imaged copies of:
i.
The lease summary, master lease agreement, single-unit lease agreement, mutual acknowledgement of month to month tenancy, unconditional guaranty of payment and performance and any corresponding amendments, addendums, estoppels, assignment and assumptions or other related documents (as applicable and collectively, the “Lease Agreement”),

ii.	The appraisal report (as applicable, the “Appraisal”),
iii.	The survey (as applicable, the “Survey”),
iv.	The phase I environmental report (as applicable, the “Phase I Environmental Report”),
v.	The phase II investigation report (as applicable, the “Phase II Investigation Report”),
vi.	The rent roll schedule (as applicable, the “Rent Roll Schedule”),
vii.	The tenant’s letter (as applicable, the “Tenant’s Letter”),
viii.	The property summary report (as applicable, the “Property Summary Report”),
ix.	The credit memo (as applicable, the “Credit Memo”) and
x.
The sales amount schedule (as applicable, the “Sales Amount Schedule,” together with the Lease Agreement, Appraisal, Survey, Phase I Environmental Report, Phase II Investigation Report, Rent Roll Schedule, Tenant’s Letter, Property Summary Report and Credit Memo, the “Source Documents”), relating to certain Owned Properties and Leases,

e.
The list of relevant characteristics (the “2016-1 Sample Characteristics”) on the 2016-1 Data File, Preliminary Base Data File, Preliminary Data File (both as defined in Attachment A) and Statistical Data File, which are shown on Exhibit 1 to Attachment A,

f.
The list of relevant characteristics (the “2017-1 Sample Characteristics,” together with the 2016-1 Sample Characteristics, the “Sample Characteristics”) on the Preliminary Data File and Statistical Data File, which are shown on Exhibit 4 to Attachment A, and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuers are responsible for the Provided Data Files, Reappraised Properties Schedule, Expired Leases Schedule, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File Part C (as defined in Attachment A), Preliminary Base Data File, Preliminary Data File and Statistical Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the 2016-1 Data File, Initial Preliminary Data File, Preliminary Data File Part A, Preliminary Data File Part B, Appraisal Update Data Files, Reappraisal Update Data File, Reappraised Properties Schedule, Expired Leases Schedule, Source Documents or any other information provided to us by the Property Manager, on behalf of the Issuers, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Related Series Owned Properties and Leases, Preliminary Owned Properties, Preliminary Leases, Reappraised Owned Properties and Leases, Owned Properties, Leases, Remaining Related Series Owned Properties and Leases or 2017-1 Owned Properties and Leases (as defined in Attachment A), (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Property Manager, on behalf of the Issuers, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originators of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

21 June 2017

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.
As instructed by the Property Manager, on behalf of the Issuers, we removed the Preliminary Owned Properties and Preliminary Leases from the Initial Preliminary Data File with a “company” value other than “SCF RC Funding I LLC” or “SCF RC Funding II LLC,” as shown on the Initial Preliminary Data File.

The Initial Preliminary Data File, as adjusted, is hereinafter referred to as the “Preliminary Data File Part C.”

2.	As instructed by the Property Manager, on behalf of the Issuers, we combined the information on the Preliminary Data File Part A, Preliminary Data File Part B and Preliminary Data File Part C.

The Preliminary Data File Part A, Preliminary Data File Part B and Preliminary Data File Part C, as combined, is hereinafter referred to as the “Preliminary Base Data File.” The Property Manager, on behalf of the Issuers, indicated that the commercial real estate properties and related leases included on the Preliminary Base Data File are the Owned Properties and Leases, respectively.

3.
For each commercial real estate property and related lease on the 2016-1 Data File and Preliminary Base Data File, we compared the Property ID, as shown on the 2016-1 Data File, to the corresponding Property ID, as shown on the Preliminary Base Data File, and noted that:

a.	18 of the Related Series Owned Properties and Leases included on the 2016-1 Data File were not included on the Preliminary Base Data File (the “Removed Related Series Owned Properties and Leases”),
b.	238 commercial real estate properties and related leases were included on both the 2016-1 Data File and Preliminary Base Data File (the “Remaining Related Series Owned Properties and Leases”) and
c.	116 of the Owned Properties and Leases included on the Preliminary Base Data File were not included on the 2016-1 Data File (the “2017-1 Owned Properties and Leases”).

The Property Manager, on behalf of the Issuers, indicated that five of the 116 2017-1 Owned Properties and Leases were substitute properties for five of the 18 Removed Related Series Owned Properties and Leases. We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Property Manager, on behalf of the Issuers, that is described in the preceding sentence.

Attachment A Page 2 of 3

4.
For each Remaining Related Series Owned Property and Lease on the Preliminary Base Data File, we compared the 2016-1 Sample Characteristics listed on Exhibit 1 to Attachment A (except as described in the succeeding paragraph of this Item 4.), all as shown on the 2016‑1 Data File, to the corresponding information, as shown on the Preliminary Base Data File, subject to the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, that are stated in the notes to Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement. The 2016-1 Sample Characteristics corresponding to the differences shown on Exhibit 2 to Attachment A are hereinafter referred to as the “Recompare Sample Characteristics” and the differences shown on Exhibit 2 to Attachment A are hereinafter referred to as the “Sample Characteristic Differences.”

The Property Manager, on behalf of the Issuers, instructed us not to perform the comparison procedures described in the preceding paragraph of this Item 4. for the:
a.	Appraisal Characteristics for the Reappraised Owned Properties and Leases and
b.
Concept, investment type, triple net (Y/N), first full lease payment, lease expiration, escalation description, renewal options, tenant, obligor, corporate guarantor and tenant purchase option 2016-1 Sample Characteristics for the Property IDs listed on the Expired Leases Schedule.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Property Manager, on behalf of the Issuers, that are described in this Item 4.

5.
For each Sample Characteristic Difference, as shown on Exhibit 2 to Attachment A, for the corresponding Remaining Related Series Owned Property and Lease, we compared the Recompare Sample Characteristic, as applicable, listed on Exhibit 3 to Attachment A, as shown on the Preliminary Base Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, that are stated in the notes to Exhibit 3 to Attachment A. The Source Document that we were instructed by the Property Manager, on behalf of the Issuers, to use for each Recompare Sample Characteristic are shown on Exhibit 3 to Attachment A. All such compared information was in agreement.

6.	As instructed by the Property Manager, on behalf of the Issuers, we:
a.
Updated the Appraisal Characteristic information for each Reappraised Owned Property and Lease on the Preliminary Base Data File with the corresponding Appraisal Characteristic information on the Reappraisal Update Data File and

b.
Appended the Appraisal Characteristic information for certain 2017-1 Owned Properties and Leases on the Preliminary Base Data File with the corresponding Appraisal Characteristic information on the Appraisal Update Data Files.

The Preliminary Base Data File, as adjusted, is hereinafter referred to as the “Preliminary Data File.”

Attachment A Page 3 of 3

7.
For each Reappraised Owned Property and Lease on the Preliminary Data File, we compared the Appraisal Characteristics, all as shown on the Preliminary Data File, to the corresponding information located on the corresponding Appraisal. All such compared information was in agreement.

8.
For each 2017-1 Owned Property and Lease, we compared the 2017-1 Sample Characteristics listed on Exhibit 4 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, that are stated in the notes to Exhibit 4 to Attachment A. The Source Document(s) that we were instructed by the Property Manager, on behalf of the Issuers, to use for each 2017-1 Sample Characteristic are shown on Exhibit 4 to Attachment A. Except for the information shown on Exhibit 5 to Attachment A, all such compared information was in agreement.

9.
For each commercial real estate property and related lease on the Preliminary Data File and Statistical Data File, we compared the Property ID, as shown on the Preliminary Data File, to the corresponding Property ID, as shown on the Statistical Data File, and noted that:

a.	All of the Owned Properties and Leases were included on both the Preliminary Data File and Statistical Data File and
b.	No commercial real estate properties and related leases other than the Owned Properties and Leases were included on the Preliminary Data File or Statistical Data File.

10.
For each Remaining Related Series Owned Property and Lease on the Statistical Data File, we compared the 2016-1 Sample Characteristics listed on Exhibit 1 to Attachment A, all as shown on the Preliminary Data File, to the corresponding information, as shown on the Statistical Data File. All such compared information was in agreement.

11.
For each 2017-1 Owned Property and Lease on the Statistical Data File, we compared the 2017-1 Sample Characteristics listed on Exhibit 4 to Attachment A, all as shown on the Preliminary Data File, to the corresponding information, as shown on the Statistical Data File. Except for the information shown on Exhibit 6 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 3

2016-1 Sample Characteristics

2016-1 Sample Characteristic	2016-1 Data File and Preliminary Base Data File Field Name	Note

Property ID	Prop ID	i.

City	City	ii.

State	State

Building SF	Building SF

Acres	Acres	iii.

Concept	Concept

Phase I (Y/N)	Phase I (Y/N)

Phase II (Y/N)	Phase II Obtained Subsequent to Phase I (Y/N)	iv.

Flood zone	Flood Zone	v.

Flood insurance required? (Y/N)	Flood Insurance Required? (Y/N)

Investment type	Investment Type

Appraisal date	Appraisal Date

Appraisal value	Appraised Value

Appraisal land value	Appraised Land Values

Collateral value	Collateral Value

Lease status	Lease Status

Triple net (Y/N)	Is Lease Triple Net? (Y/N)

Ground lease monthly base rent	Monthly Base Ground Rent PMT

Ground lease annualized base rent	Annualized Base Ground Rent

First full lease payment	First Full Lease Payment

Lease expiration	Lease Expiration	vi.

Ground lease expiration	Ground Lease Expiration Date

Escalation description	Escalation Description	vii.

Ground lease escalation description	Ground Lease Escalation Description

Renewal options	Renewal Options

Ground lease renewal options	Ground Lease Renewal Options

Tenant	Tenant

Exhibit 1 to Attachment A Page 2 of 3

2016-1 Sample Characteristic	2016-1 Data File and Preliminary Base Data File Field Name	Note

Obligor	Obligor

Corporate guarantor	Corporate Guarantor	viii.

Tenant purchase option	Tenant Purchase Option (Y/N)	ix.

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the city 2016-1 Sample Characteristic for each Remaining Related Series Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore differences due to abbreviations or truncations.

iii.
For the purpose of comparing the acres 2016-1 Sample Characteristic for each Remaining Related Series Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to round the acres, as shown on both the 2016-1 Data File and Preliminary Base Data File, to the nearest hundredth (XX.XX).

iv.
For the purpose of comparing the phase II (Y/N) 2016-1 Sample Characteristic for each Remaining Related Series Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to note agreement with a Preliminary Base Data File value of “N” if the value is “N” or “<blank>” on the 2016-1 Data File.

v.
For the purpose of comparing the flood zone 2016-1 Sample Characteristic for each Remaining Related Series Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore differences due to formatting.

vi.
For the purpose of comparing the lease expiration 2016-1 Sample Characteristic for each Remaining Related Series Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore dates within the escalation description that occurred prior to the Statistical Cut-off Date, as shown on the 2016-1 Data File, that did not appear in the escalation description, as shown on the Preliminary Base Data File.

vii.
For the purpose of comparing the escalation description 2016-1 Sample Characteristic for each Remaining Related Series Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore differences due to misspellings.

viii.
For the purpose of comparing the corporate guarantor 2016-1 Sample Characteristic for each Remaining Related Series Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to agree with a value of “none” if that was the value on the Preliminary Base Data File.

Exhibit 1 to Attachment A Page 3 of 3

Notes: (continued)

ix.
For the purpose of comparing the tenant purchase option 2016-1 Sample Characteristic for each Remaining Related Series Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to agree with a value of “N” if that was the value on the Preliminary Base Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, that are described in the notes above.

Exhibit 2 to Attachment A Page 1 of 4

Remaining Related Series Owned Properties and Leases 2016-1 Sample
Characteristic Differences Between the 2016-1 Data File and Preliminary Base Data File

Property ID	2016-1 Sample Characteristic	2016-1 Data File Value	Preliminary Base Data File Value

135	Obligor	CAPTAIN D'S OF ILLINOIS, LLC	CAPTAIN D'S, LLC
	Tenant	CAPTAIN D’S OF ILLINOIS, LLC	CAPTAIN D'S, LLC

321	Acres	0.92	0.89

1056	Lease expiration	9/30/2017	9/30/2022
	Renewal options	3 options of 5 years each	2 options of 5 years each

1455	Escalation description	Fixed schedule, 12/23/2021 - $103,000 per year; 12/23/2026 - $108,900	Fixed schedule, 1/5/2022 - $103,000 per year; 1/5/2027 - $108,900
	First full lease payment	1/1/2017	2/1/2017
	Lease expiration	12/23/2031	1/4/2032

4007	Acres	0.97	0.98

4104	Escalation description	Fixed schedule, 11/1/2016 - $19,659.97 per mo.; 11/1/2019 - $19,954.87; 11/1/2020 - $20,254.19	1.50% annually
	Lease expiration	6/28/2022	12/31/2031

4105	Escalation description	Fixed schedule, 11/1/2016 - $19,659.97 per mo.; 11/1/2019 - $19,954.87; 11/1/2020 - $20,254.19	1.50% annually
	Lease expiration	6/28/2022	12/31/2031

4107	Escalation description	Fixed schedule, 11/1/2016 - $19,659.97 per mo.; 11/1/2019 - $19,954.87; 11/1/2020 - $20,254.19	1.50% annually
	Lease expiration	6/28/2022	12/31/2031

4108	Escalation description	Fixed schedule, 11/1/2016 - $19,659.97 per mo.; 11/1/2019 - $19,954.87; 11/1/2020 - $20,254.19	1.50% annually
	Lease expiration	6/28/2022	12/31/2031

Exhibit 2 to Attachment A Page 2 of 4

Property ID	2016-1 Sample Characteristic	2016-1 Data File Value	Preliminary Base Data File Value
4111	Escalation description	Fixed schedule, 11/1/2016 - $19,659.97 per mo.; 11/1/2019 - $19,954.87; 11/1/2020 - $20,254.19	1.50% annually
	Lease expiration	6/28/2022	12/31/2031

4112	Escalation description	Fixed schedule, 11/1/2016 - $19,659.97 per mo.; 11/1/2019 - $19,954.87; 11/1/2020 - $20,254.19	1.50% annually
	Lease expiration	6/28/2022	12/31/2031

4113	Escalation description	Fixed schedule, 11/1/2016 - $19,659.97 per mo.; 11/1/2019 - $19,954.87; 11/1/2020 - $20,254.19	1.50% annually
	Lease expiration	6/28/2022	12/31/2031

4114	Escalation description	Fixed schedule, 11/1/2016 - $19,659.97 per mo.; 11/1/2019 - $19,954.87; 11/1/2020 - $20,254.19	1.50% annually
	Lease expiration	6/28/2022	12/31/2031

4118	Escalation description	Fixed schedule, 11/1/2016 - $19,659.97 per mo.; 11/1/2019 - $19,954.87; 11/1/2020 - $20,254.19	1.50% annually
	Lease expiration	6/28/2022	12/31/2031

4121	Escalation description	Fixed schedule, 11/1/2016 - $19,659.97 per mo.; 11/1/2019 - $19,954.87; 11/1/2020 - $20,254.19	1.50% annually
	Lease expiration	6/28/2022	12/31/2031

4256	First full lease payment	5/1/1997	5/1/2017
	Investment type	Master Lease	Single Site Lease
	Lease expiration	4/30/2017	4/30/2027
	Renewal options	3 options of 5 years each	4 options of 5 years each

4257	First full lease payment	5/1/1997	5/1/2017
	Investment type	Master Lease	Single Site Lease
	Lease expiration	4/30/2017	4/30/2027
	Renewal options	3 options of 5 years each	4 options of 5 years each

4258	First full lease payment	5/1/1997	5/1/2017
	Investment type	Master Lease	Single Site Lease

Exhibit 2 to Attachment A Page 3 of 4

Property ID	2016-1 Sample Characteristic	2016-1 Data File Value	Preliminary Base Data File Value
	Lease expiration	4/30/2017	4/30/2027
	Renewal options	3 options of 5 years each	4 options of 5 years each

4259	First full lease payment	5/1/1997	5/1/2017
	Investment type	Master Lease	Single Site Lease
	Lease expiration	4/30/2017	4/30/2027
	Renewal options	3 options of 5 years each	4 options of 5 years each

4260	First full lease payment	5/1/1997	5/1/2017
	Investment type	Master Lease	Single Site Lease
	Lease expiration	4/30/2017	4/30/2027
	Renewal options	3 options of 5 years each	4 options of 5 years each

4261	First full lease payment	5/1/1997	5/1/2017
	Investment type	Master Lease	Single Site Lease
	Lease expiration	4/30/2017	4/30/2027
	Renewal options	3 options of 5 years each	4 options of 5 years each

4262	First full lease payment	5/1/1997	5/1/2017
	Investment type	Master Lease	Single Site Lease
	Lease expiration	4/30/2017	4/30/2027
	Renewal options	3 options of 5 years each	4 options of 5 years each

4263	First full lease payment	5/1/1997	5/1/2017
	Investment type	Master Lease	Single Site Lease
	Lease expiration	4/30/2017	4/30/2027
	Renewal options	3 options of 5 years each	3 options of 5 years each; 1 option of 4 years abd 11 months

4271	Corporate guarantor	ARBY'S RESTAURANT GROUP, INC.	None
	Escalation description	3.00% every 4 years	None
	First full lease payment	5/1/1997	5/1/2017
	Investment type	Master Lease	Single Site Lease
	Lease expiration	4/30/2017	5/31/2017
	Obligor	ARBY'S RESTAURANT GROUP, INC.	SAM'S HOLDING COMPANY, LLC
	Renewal options	3 options of 5 years each	Month to month
	Tenant	SYBRA, LLC	SAM'S HOLDING COMPANY, LLC

4682	Acres	0.49	0.46

4798	Obligor	CAPTAIN D'S OF ILLINOIS, LLC	CAPTAIN D'S, LLC
	Tenant	CAPTAIN D'S OF ILLINOIS, LLC	CAPTAIN D'S, LLC

56007	Acres	0.63	0.81

56032	First full lease payment	11/1/2016	2/1/2017
	Lease expiration	10/31/2036	1/31/2037

Exhibit 2 to Attachment A Page 4 of 4

Property ID	2016-1 Sample Characteristic	2016-1 Data File Value	Preliminary Base Data File Value
56033	First full lease payment	11/1/2016	2/1/2017
	Lease expiration	10/31/2036	1/31/2037

56034	First full lease payment	11/1/2016	2/1/2017
	Lease expiration	10/31/2036	1/31/2037

56035	First full lease payment	11/1/2016	2/1/2017
	Lease expiration	10/31/2036	1/31/2037

Exhibit 3 to Attachment A Page 1 of 3

Recompare Sample Characteristics and Source Documents

Recompare Sample Characteristic	Source Document	Note

Acres	Survey	i.

Investment type	Lease Agreement	ii.

First full lease payment	(a) Lease Agreement or (b) Lease Agreement and recalculation	iii.

Lease expiration	(a) Lease Agreement or (b) Lease Agreement and recalculation	iv.

Escalation description	Lease Agreement

Renewal options	Lease Agreement

Tenant	Lease Agreement

Obligor	Lease Agreement	v.

Corporate guarantor	Lease Agreement	vi.

Notes:

i.
For the purpose of comparing the acres Recompare Sample Characteristic for each Remaining Related Series Owned Property and Lease with a Sample Characteristic Difference corresponding to the acres Recompare Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to:

a.	Round the acres, as shown on both the Preliminary Base Data File and Survey, to the nearest hundredth (XX.XX) and
b.	Ignore differences of +/- 0.01 or less.

ii.
For the purpose of comparing the investment type Recompare Sample Characteristic for each Remaining Related Series Owned Property and Lease with a Sample Characteristic Difference corresponding to the investment type Recompare Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement with a Preliminary Base Data File value of “Single Site Lease” if the Lease Agreement shows only one property address and does not indicate that it is only for the building and improvements.

Exhibit 3 to Attachment A Page 2 of 3

Notes: (continued)

iii.
For the purpose of comparing the first full lease payment Recompare Sample Characteristic for each Remaining Related Series Owned Property and Lease with a Sample Characteristic Difference corresponding to the first full lease payment Recompare Sample Characteristic (except for the Remaining Related Series Owned Property and Lease corresponding to Property ID 1455), the Property Manager, on behalf of the Issuers, instructed us to use the first day of the month following the first full lease payment, as shown in the Lease Agreement, if the first full lease payment is a day other than the first of the first full lease payment month, as shown in the Lease Agreement.

For the purpose of comparing the first full lease payment Recompare Sample Characteristic for the Remaining Related Series Owned Property and Lease corresponding to Property ID 1455, the Property Manager, on behalf of the Issuers, instructed us to recalculate the first full lease payment by adding 300 days to the effective date of the lease, as described in the Lease Agreement.

iv.
For the purpose of comparing the lease expiration Recompare Sample Characteristic for each Remaining Related Series Owned Property and Lease with a Sample Characteristic Difference corresponding to the lease expiration Recompare Sample Characteristic (except for those with a “month to month lease” designation, as shown in the Lease Agreement) the Property Manager, on behalf of the Issuers, instructed us to use the Lease Agreement as the Source Document.

For the purpose of comparing the lease expiration Recompare Sample Characteristic for each Remaining Related Series Owned Property and Lease with a Sample Characteristic Difference corresponding to the lease expiration Recompare Sample Characteristic and with a “month to month lease” designation, as shown in the Lease Agreement, the Property Manager, on behalf of the Issuers, instructed us to recalculate the lease expiration by adding 30 days to the origination date, as shown in the Lease Agreement.

v.
For the purpose of comparing the obligor Recompare Sample Characteristic for each Remaining Related Series Owned Property and Lease with a Sample Characteristic Difference corresponding to the obligor Recompare Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to use the corporate guarantor, as shown in the Lease Agreement, as the obligor if the obligor is not listed in the Lease Agreement and to use the tenant, as shown in the Lease Agreement, as the obligor if there is no corporate guarantor or obligor listed in the Lease Agreement.

vi.
For the purpose of comparing the corporate guarantor Recompare Sample Characteristic for the Remaining Related Series Owned Property and Lease with a Sample Characteristic Difference corresponding to the corporate guarantor Recompare Sample Characteristic, the Property Manager, on behalf of the Issuers, indicated that the corporate guarantor, as shown on the 2016-1 Data File, was for a lease term that has since expired and is now “month to month,” as shown in the Lease Agreement. The Property Manager, on behalf of the Issuers, instructed us to note agreement with a corporate guarantor value of “none” if there is no corporate guarantor listed in the Lease Agreement.

Exhibit 3 to Attachment A Page 3 of 3

Notes: (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, that are described in the notes above.

Exhibit 4 to Attachment A Page 1 of 9

2017-1 Sample Characteristics and Source Documents

2017-1 Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Property ID	Prop ID	Lease Agreement	i.

Address	Address	Survey	ii.

City	City	Survey	ii.

State	State	Survey

Building SF	Building SF	(a) Survey, (b) Survey and recalculation, (c) Phase I Environmental Report or (d) Rent Roll Schedule	iii.

Acres	Acres	(a) Survey or (b) Survey and recalculation	iv.

Concept	Concept	(a) Phase I Environmental Report, (b) Tenant’s Letter, (c) Property Summary Report or (d) Credit Memo	ii., v., vi.

Phase I (Y/N)	Phase I (Y/N)	Phase I Environmental Report	vii.

Phase II (Y/N)	Phase II Obtained Subsequent to Phase I (Y/N)	Phase II Investigation Report	vii.

Flood zone	Flood Zone	Survey

Flood insurance required? (Y/N)	Flood Insurance Required? (Y/N)	Survey	viii.

Investment type	Investment Type	Lease Agreement	ix.

Appraisal date	Appraisal Date	Appraisal

Appraisal value	Appraised Value	Appraisal

Appraisal land value	Appraised Land Values	(a) Appraisal or (b) Appraisal and recalculation	x.

Collateral value	Collateral Value	Appraisal

Lease status	Lease Status	Lease Agreement	xi.

Triple net (Y/N)	Is Lease Triple Net? (Y/N)	Lease Agreement	xii.

Monthly base rent	Monthly Base Rent PMT (05/01/17)	(a) Lease Agreement or (b) Lease Agreement and recalculation	xiii.

Exhibit 4 to Attachment A Page 2 of 9

2017-1 Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Annualized base rent	Annualized Base Rent	(a) Lease Agreement or (b) Lease Agreement and recalculation	xiv.

Trailing twelve month percentage rent	Percentage Rent	(a) Lease Agreement or (b) Lease Agreement, Sales Amount Schedule and recalculation	xv.

Total annual rent	Total Annual Rental Income	(a) Lease Agreement and recalculation or (b) Lease Agreement, Sales Amount Schedule and recalculation	xvi.

Ground lease monthly base rent	Monthly Base Ground Rent PMT (03/01/17)	Lease Agreement	xvii.

Ground lease annualized base rent	Annualized Base Ground Rent	Lease Agreement	xvii.

Net total annual rent	NOI	(a) Lease Agreement and recalculation or (b) Lease Agreement, Sales Amount Schedule and recalculation	xviii.

First full lease payment	First Full Lease Payment	Lease Agreement	xix.

Lease expiration	Lease Expiration	Lease Agreement

Ground lease expiration	Ground Lease Expiration Date	Lease Agreement	xvii.

Escalation description	Escalation Description	Lease Agreement

Ground lease escalation description	Ground Lease Escalation Description	Lease Agreement	xvii.

Renewal options	Renewal Options	Lease Agreement

Ground lease renewal options	Ground Lease Renewal Options	Lease Agreement	xvii.

Tenant	Tenant	Lease Agreement

Obligor	Obligor	Lease Agreement	xx.

Corporate guarantor	Corporate Guarantor	Lease Agreement	xxi.

Tenant purchase option	Tenant Purchase Option (Y/N)	Lease Agreement	xxii.

Exhibit 4 to Attachment A Page 3 of 9

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the address, city and concept 2017-1 Sample Characteristics for each 2017-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore differences due to abbreviations, truncations or misspellings.

iii.
For the purpose of comparing the building SF 2017-1 Sample Characteristic for each 2017‑1 Owned Property and Lease with more than one building, as shown on the Survey, the Property Manager, on behalf of the Issuers, instructed us to calculate the building SF as the sum of the number of square feet of all buildings, all as shown on the Survey.

For the purpose of comparing the building SF 2017-1 Sample Characteristic for each 2017‑1 Owned Property and Lease (except for the 2017-1 Owned Properties and Leases corresponding to Property IDs 56040, 56063, 56070, 56072, 56074, 56075, 56077, 56080, 56081, 56089, 56090 and 56135), the Property Manager, on behalf of the Issuers, instructed us to round the building SF, as shown on the Survey, to the nearest square foot.

For the purpose of comparing the building SF 2017-1 Sample Characteristic for the 2017‑1 Owned Properties and Leases corresponding to Property IDs 56040 and 56135, the Property Manager, on behalf of the Issuers, instructed us to recalculate the building SF by:
a.	Multiplying the:
(1)	Number of square feet, as shown on the Survey,
by
(2)	Number of stories in the building and
b.	Rounding the resulting value obtained in a. above to the nearest square foot.

For the purpose of comparing the building SF 2017-1 Sample Characteristic for the 2017‑1 Owned Property and Lease corresponding to Property ID 56063, the Property Manager, on behalf of the Issuers, instructed us to recalculate the building SF by:
a.	Multiplying the length and width of the building, as shown on the Survey, and
b.	Rounding the resulting value obtained in a. above to the nearest square foot.

For the purpose of comparing the building SF 2017-1 Sample Characteristic for the 2017‑1 Owned Property and Lease corresponding to Property ID 56070, the Property Manager, on behalf of the Issuers, instructed us to ignore difference of +/- one square foot or less.

For the purpose of comparing the building SF 2017-1 Sample Characteristic for the 2017‑1 Owned Properties and Leases corresponding to Property IDs 56072, 56074, 56080 and 56081, the Property Manager, on behalf of the Issuers, instructed us to use the Phase I Environmental Report as the Source Document.

For the purpose of comparing the building SF 2017-1 Sample Characteristic for the 2017‑1 Owned Properties and Leases corresponding to Property IDs 56075 and 56077, the Property Manager, on behalf of the Issuers, instructed us to use the Rent Roll Schedule as the Source Document.

Exhibit 4 to Attachment A Page 4 of 9

Notes: (continued)

iii.	(continued)

For the purpose of comparing the building SF 2017-1 Sample Characteristic for the 2017‑1 Owned Property and Lease corresponding to Property ID 56089, the Property Manager, on behalf of the Issuers, instructed us to use the land value, as shown on the Survey.

For the purpose of comparing the building SF 2017-1 Sample Characteristic for the 2017‑1 Owned Property and Lease corresponding to Property ID 56090, the Property Manager, on behalf of the Issuers, instructed us to recalculate the building SF by dividing the building SF, as shown on the Survey, by four.

iv.
For the purpose of comparing the acres 2017-1 Sample Characteristic for each 2017-1 Owned Property and Lease (except for the 2017-1 Owned Properties and Leases corresponding to Property IDs 56067, 56075, 56084, 56090, 56092 and 56087), the Property Manager, on behalf of the Issuers, instructed us to:

a.	Round the acres, as shown on the Survey, to the nearest hundredth (XX.XX) and
b.	Ignore differences of +/- 0.01 or less.

For the purpose of comparing the acres 2017-1 Sample Characteristic for the 2017-1 Owned Properties and Leases corresponding to Property IDs 56067, 56075, 56084, 56090, 56092 and 56087, the Property Manager, on behalf of the Issuers, instructed us to recalculate the acres by:

a.	Dividing:
(1)	The number of square feet, as shown on the Survey,
by
(2)	43,560 and
b.	Rounding the resulting value obtained in a. above to the nearest hundredth (XX.XX).

v.
For the purpose of comparing the concept 2017-1 Sample Characteristic for each 2017‑1 Owned Property and Lease (except for the 2017-1 Owned Properties and Leases corresponding to Property IDs 56041, 56042, 56043, 56044, 56045, 56093, 56096, 56111, 56114, 56115 and 56125), the Property Manager, on behalf of the Issuers, instructed us to use the Phase I Environmental Report as the Source Document.

For the purpose of comparing the concept 2017-1 Sample Characteristic for the 2017-1 Owned Properties and Leases corresponding to Property IDs 56041, 56042, 56043, 56044 and 56045, the Property Manager, on behalf of the Issuers, instructed us to use the Tenant’s Letter as the Source Document.

For the purpose of comparing the concept 2017-1 Sample Characteristic for the 2017-1 Owned Property and Lease corresponding to Property ID 56093, the Property Manager, on behalf of the Issuers, instructed us to use the Property Summary Report as the Source Document.

For the purpose of comparing the concept 2017-1 Sample Characteristic for the 2017-1 Owned Properties and Leases corresponding to Property IDs 56096, 56111, 56114, 56115 and 56125, the Property Manager, on behalf of the Issuers, instructed us to use the Credit Memo as the Source Document.

Exhibit 4 to Attachment A Page 5 of 9

Notes: (continued)

vi.
For the purpose of comparing the concept 2017-1 Sample Characteristic for each 2017-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to note agreement with the concept, as shown on the Preliminary Data File, with the concept, as shown on the applicable Source Document, in accordance with the decode table that is shown below, as applicable:

Preliminary Data File Value	Source Document Value
Clarksville Family Dentistry / Dentistry Plus	Clarksville Family Dentistry
Dentistry Plus
Art Van Furniture	Art Van Furniture & Clearance Center
Gambrills Service Center	MA Auto Repair/The Lube Center/Gambrills Auto Spa
Valero / Thompson Oil	Valero gas station
Ali A. Askari PC Medical Office	Payson Professional Medical Center
Valero/ Rabia's Mart	Valero gas station and Rabia's Mart convenience store

vii.
For the purpose of comparing the phase I (Y/N) and phase II (Y/N) 2017-1 Sample Characteristics for each 2017-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to note agreement with a Preliminary Data File value of “Y” if a Phase I Environmental Report or Phase II Investigation Report, as applicable, was provided.

The Property Manager, on behalf of the Issuers, indicated the following:

“If a Phase I Environmental Report and/or Phase II Investigation Report, as applicable, is not provided then the Preliminary Data File value should be “N” for the phase I (Y/N) and phase II (Y/N) Sample Characteristics, as applicable.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Property Manager, on behalf of the Issuers, that is described above.

viii.
For the purpose of comparing the flood insurance required? (Y/N) 2017-1 Sample Characteristic for each 2017-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to:

a.	Note agreement with a Preliminary Data File value of “N” if the Survey indicated a flood zone value of B, C or X and
b.	Note agreement with a Preliminary Data File value of “Y” if the Survey indicated a flood zone value other than B, C, or X.

ix.	For the purpose of comparing the investment type 2017-1 Sample Characteristic for each 2017‑1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to:
a.	Note agreement with a Preliminary Data File value of “Master Lease” if the Lease Agreement shows more than one property address and
b.	Note agreement with a Preliminary Data File value of “Single Site Lease” if the Lease Agreement shows only one property address and does not indicate that it is only for the building and improvements.

Exhibit 4 to Attachment A Page 6 of 9

Notes: (continued)

x.
For the purpose of comparing the appraisal land value 2017-1 Sample Characteristic for each 2017-1 Owned Property and Lease (except for the 2017-1 Owned Properties and Leases corresponding to Property IDs 56152, 56157, 56158 and 56166), the Property Manager, on behalf of the Issuers, instructed us to use the Appraisal as the Source Document.

For the purpose of comparing the appraisal land value 2017-1 Sample Characteristic for the 2017-1 Owned Properties and Leases corresponding to Property IDs 56152, 56157, 56158 and 56166, the Property Manager, on behalf of the Issuers, instructed us to recalculate the appraisal land value by adding the:
a.	Appraised value of the land, as shown on the Appraisal and
b.	Appraised value of the excess land, as shown on the Appraisal.

xi.
For the purpose of comparing the lease status 2017-1 Sample Characteristic for each 2017-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to note agreement with a Preliminary Data File value of “Active” if the lease expiration date, as shown in the Lease Agreement, occurs on or after the Statistical Cut-off Date.

xii.	For the purpose of comparing the triple net (Y/N) 2017-1 Sample Characteristic for each 2017‑1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to:
a.
Note agreement with a Preliminary Data File value of “Y” if the lessee or tenant is required to pay taxes, insurance, utilities and maintenance (collectively, the “Additional Rent”), as shown in the Lease Agreement, and

b.	Note agreement with a Preliminary Data File value of “N” if the lessee or tenant is not required to pay Additional Rent, as shown in the Lease Agreement.

xiii.
For the purpose of comparing the monthly base rent 2017-1 Sample Characteristic for each 2017-1 Owned Property and Lease (except for the 2017-1 Owned Properties and Leases where the monthly base rent is not shown in the Lease Agreement), the Property Manager, on behalf of the Issuers, instructed us to use the Lease Agreement as the Source Document.

For the purpose of comparing the monthly base rent 2017-1 Sample Characteristic for each 2017-1 Owned Property and Lease where the monthly base rent is not shown in the Lease Agreement, the Property Manager, on behalf of the Issuers, instructed us to recalculate the monthly base rent by:
a.	Dividing the:
(1)	Annualized base rent, as shown in the Lease Agreement,
by
(2)	12 and
b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to ignore differences of +/- $1.00 or less.

Exhibit 4 to Attachment A Page 7 of 9

Notes: (continued)

xiv.
For the purpose of comparing the annualized base rent 2017-1 Sample Characteristic for each 2017-1 Owned Property and Lease (except for the 2017-1 Owned Properties and Leases where the annualized base rent is not shown in the Lease Agreement), the Property Manager, on behalf of the Issuers, instructed us to use the Lease Agreement as the Source Document.

For the purpose of comparing the annualized base rent 2017-1 Sample Characteristic for each 2017-1 Owned Property and Lease where the annualized base rent is not shown in the Lease Agreement, the Property Manager, on behalf of the Issuers, instructed us to recalculate the annualized base rent by:
a.	Multiplying the:
(1)	Monthly base rent, as shown in the Lease Agreement,
by
(2)	12 and
b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to ignore differences of +/- $1.00 or less.

xv.
For the purpose of comparing the trailing twelve month percentage rent 2017-1 Sample Characteristic for each 2017-1 Owned Property and Lease (except for the 2017-1 Owned Properties and Leases corresponding to Property IDs 56046, 56047, 56048, 56049 and 56111), the Property Manager, on behalf of the Issuers, instructed us to note agreement with a Preliminary Data File value of “0” if the Lease Agreement did not state that the tenant intended to pay trailing twelve month percentage rent.

For the purpose of comparing the trailing twelve month percentage rent 2017-1 Sample Characteristic for the 2017-1 Owned Properties and Leases corresponding to Property IDs 56046, 56047, 56048 and 56111, the Property Manager, on behalf of the Issuers, instructed us to recalculate the trailing twelve month percentage rent as the higher of:
a.	The difference between the:
(1)	Breakpoint amount, as shown in the Lease Agreement
and
(2)	Gross sales amount, as shown in the Sales Amount Schedule and
b.	0.

For the purpose of comparing the trailing twelve month percentage rent 2017-1 Sample Characteristic for the 2017-1 Owned Property and Lease corresponding to Property ID 56049, the Property Manager, on behalf of the Issuers, instructed us to recalculate the trailing twelve month percentage rent by:

a.	Multiplying the:
(1)	Sum of the sales amounts in the first three months of the year, all as shown on the Sales Amount Schedule by
(2)	4 and
b.	Subtracting the:
(1)	Breakpoint amount, as shown in the Lease Agreement
from
(2)	The resulting value obtained in a. above.

Exhibit 4 to Attachment A Page 8 of 9

Notes: (continued)

xvi.
For the purpose of comparing the total annual rent 2017-1 Sample Characteristic for each 2017-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to recalculate the total annual rent by:

a.	Adding the:
(1)	Annualized base rent for the related 2017-1 Owned Property and Lease, as shown in the Lease Agreement or as determined in note xiv. above,
(2)	Trailing twelve month percentage rent for the related 2017-1 Owned Property and Lease, as determined in note xv. above, and
(3)	Trailing twelve month percentage rent for any Owned Property and Lease that corresponds to the same master lease as the related 2017-1 Owned Property and Lease and
b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to ignore differences of +/- $1.00 or less.

xvii.
We were instructed by the Property Manager, on behalf of the Issuers, not to compare the ground lease monthly base rent, ground lease annualized base rent, ground lease expiration, ground lease escalation description and ground lease renewal options 2017-1 Sample Characteristics for each 2017-1 Owned Property and Lease with an ownership, as shown on the Preliminary Data File, of “Leased Fee” or “Leased Fee – Condo.”

xviii.
For the purpose of comparing the net total annual rent 2017-1 Sample Characteristic for each 2017-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to recalculate the net total annual rent by:

a.	Subtracting the:
(1)	Ground lease annualized base rent, if applicable,
from
(2)	Total annual rent, as determined in note xvi. above,
b.	Adding the:
(1)	Additional Income, as shown on the Preliminary Data File, if applicable
and
(2)	Resulting value obtained in a. above and
c.	Rounding the resulting value obtained in b. above to the nearest penny ($XX.XX).

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to ignore differences of +/- $1.00 or less.

xix.
For the purpose of comparing the first full lease payment 2017-1 Sample Characteristic for each 2017-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to use the first day of the month following the first full lease payment, as shown in the Lease Agreement, if the first full lease payment is a day other than the first of the first full lease payment month, as shown in the Lease Agreement.

Exhibit 4 to Attachment A Page 9 of 9

Notes: (continued)

xx.	For the purpose of comparing the obligor 2017-1 Sample Characteristic for each 2017-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to:
a.	Ignore differences due to misspelling and
b.
Use the corporate guarantor, as shown in the Lease Agreement, as the obligor if the obligor is not listed in the Lease Agreement and to use the tenant, as shown in the Lease Agreement, as the obligor if there is no corporate guarantor or obligor listed in the Lease Agreement.

xxi.
For the purpose of comparing the corporate guarantor 2017-1 Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to agree with a value of “none” if that was the value on the Preliminary Data File.

xxii.
For the purpose of comparing the tenant purchase option 2017-1 Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to agree with a value of “N” if that was the value on the Preliminary Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, that are described in the notes above.

Exhibit 5 to Attachment A

2017-1 Sample Characteristic Differences

Property ID	2017-1 Sample Characteristic	Preliminary Data File Value	Source Document Value

56044	Building SF	2,539	4,068

56046	Escalation description	None	5% every five years

56105	Building SF	4,562.5	8,289.3

56116	Concept	Chevron / Rabia's Mart	Valero / Rabia's Mart

Exhibit 6 to Attachment A

2017-1 Sample Characteristic Differences
Between the Preliminary Data File and Statistical Data File

Property ID	2017-1 Sample Characteristic	Preliminary Data File Value	Statistical Data File Value

56044	Building SF	2,539	4,068

56046	Escalation description	None	5% every five years

56105	Building SF	4,562.5	8,289.3

56116	Concept	Chevron / Rabia's Mart	Valero / Rabia's Mart